Personnel Costs (Details) - Schedule of personnel costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of personnel costs [Abstract]
Management (headcount)	$ 4	$ 4	$ 4
Laboratory staff (headcount)	14	10	12
S&M staff (headcount)	111	109	110
G&A staff (headcount)	62	54	51
Total	191	177	177
Their aggregate remuneration comprised:
Wages and salaries	18,150	17,552	16,343
Social security costs	1,257	1,275	1,411
Pension costs	594	567	638
Health insurance expenses	2,324	2,093	1,882
Share-based compensation	1,222	1,295	872
Other costs	813	543	587
Total personnel costs	$ 24,360	$ 23,325	$ 21,733